COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(the “Trust”)

Supplement dated October 5, 2012 to the

Trust’s Statement of Additional Information (“SAI”) dated May 1, 2012

Effective immediately, the following changes are hereby made to the Trust’s SAI:

1.	Cover Page. The following series of the Trust is added to the list of series on the SAI’s cover page: Variable Portfolio – Goldman Sachs Commodity Strategy Fund.

2.	Glossary. The following definitions are added, in alphabetical order, to the Glossary within the section of the SAI entitled SAI PRIMER:

GSAM	Goldman Sachs Asset Management, L.P.
VP GS Commodity Strategy Fund	Variable Portfolio – Goldman Sachs Commodity Strategy Fund

3.	About the Trust.

A.	The second paragraph of the section entitled ABOUT THE TRUST is deleted and replaced with the following:

The Trust, a business trust organized under the laws of Massachusetts, commenced operations on January 1, 1989, and is registered with the SEC as an open-end management investment company. The Trust currently offers ten Funds with differing investment goals, policies and restrictions. Currently, the Trust consists of VP AQR Managed Futures Strategy Fund, VP Asset Allocation Fund, VP Contrarian Core Fund, VP GS Commodity Strategy Fund, VP Money Market Fund, VP Eaton Vance Global Macro Advantage Fund, VP Select Large Cap Growth Fund, VP Small Cap Value Fund, VP Small Company Growth Fund and VP Strategic Income Fund. Each Fund is a diversified series of the Trust other than VP AQR Managed Futures Strategy Fund, VP Eaton Vance Global Macro Advantage Fund and VP GS Commodity Strategy Fund, which are non-diversified.

B.	The ninth paragraph of the section entitled ABOUT THE TRUST is deleted and replaced with the following two paragraphs:

Effective October 5, 2012, VP GS Commodity Strategy Fund changed its name from Variable Portfolio – Oppenheimer Commodity Strategy Fund to its current name.

VP Select Large Cap Growth Fund commenced operations on September 2, 2008. Effective May 2, 2011, VP Select Large Cap Growth Fund changed its name from Columbia Select Large Cap Growth Fund, Variable Series to its current name.

4.	Investment Policies.

A.	Commodity Policy. Fundamental policy number 3 under ABOUT THE FUNDS’ INVESTMENTS – Fundamental and Non-Fundamental Investment Policies – Fundamental Investment Policies is deleted and replaced with the following:

3. With the exception of VP AQR Managed Futures Strategy Fund, VP Eaton Vance Global Macro Advantage Fund and VP GS Commodity Strategy Fund, each of which may invest up to 25% of its total assets in one or more wholly-owned subsidiaries that may invest in commodities, thereby indirectly gaining exposure to commodities, purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and(iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

B.	Diversification Policy. Fundamental policy number 7 under ABOUT THE FUNDS’ INVESTMENTS – Fundamental and Non-Fundamental Investment Policies—Fundamental Investment Policies is deleted and replaced with the following:

7. With the exception of VP AQR Managed Futures Strategy Fund, VP GS Commodity Strategy Fund and VP Eaton Vance Global Macro Advantage Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

C.	Investment in Commodities-related Industries. The following sub-section is added under ABOUT THE FUNDS’ INVESTMENTS – Fundamental and Non-Fundamental Investment Policies:

VP AQR Managed Futures Strategy Fund, VP Eaton Vance Global Macro Advantage Fund and VP GS Commodity Strategy Fund

Each of VP AQR Managed Futures Strategy Fund, VP Eaton Vance Global Macro Advantage Fund and VP GS Commodity Strategy Fund may invest more than 25% of its net assets in commodities-related industries. Currently, these Funds consider commodities-related industries to include, among other industries, oil, natural gas, agricultural products and metals industries.

5.	Permissible Fund Investments. The following is added to the Permissible Fund Investments table under ABOUT THE FUNDS’ INVESTMENTS – Permissible Investments and Related Risks:

Investment Type	VP GS Commodity Strategy Fund
Asset-Backed Securities	Ö
Bank Obligations (Domestic and Foreign)	Ö
Common Stock	Ö
Convertible Securities	Ö
Corporate Debt Securities	Ö
Custody Receipts and Trust Certificates
Derivatives	Ö
Index or Linked Securities (Structured Products)	Ö
Futures Contracts and Options on Futures Contracts	Ö
Stock Options and Stock Index Options	Ö
Swap Agreements	Ö
Dollar Rolls	Ö
Foreign Currency	Ö

Investment Type	VP GS Commodity Strategy Fund
Foreign Securities	Ö
Guaranteed Investment Contracts (Funding Agreements)	Ö
Illiquid Securities	Ö
Initial Public Offerings	Ö
Investments in Other Investment Companies	Ö
Low and Below Investment Grade Securities	Ö
Money Market Instruments	Ö
Mortgage-Backed Securities	Ö
Municipal Securities	Ö
Participation Interests	Ö
Preferred Stock	Ö
Private Placement and Other Restricted Securities	Ö
Real Estate Investment Trusts and Master Limited Partnerships	Ö
Repurchase Agreements	Ö
Reverse Repurchase Agreements	Ö
Standby Commitments	Ö
Stripped Securities	Ö
U.S. Government and Related Obligations	Ö
Variable- and Floating-Rate Obligations	Ö
Warrants and Rights	Ö
When-Issued, Delayed Delivery and Forward Commitment Transactions	Ö
Zero-Coupon and Pay-in-Kind and Step-Coupon Securities	Ö

6.	Wholly-Owned Subsidiaries. The section entitled Wholly-Owned Subsidiaries under ABOUT THE FUNDS’ INVESTMENTS – Permissible Investments and Related Risks is deleted and replaced with the following:

Wholly-Owned Subsidiaries

VP AQR Managed Futures Strategy Fund, VP Eaton Vance Global Macro Fund and VP GS Commodity Strategy Fund (each, for purposes of this section, a “Fund”) may invest in securities and instruments, including derivatives, indirectly through an offshore wholly-owned subsidiary (each a “Subsidiary”) organized under the laws of the Cayman Islands, which will gain exposure to the commodities markets. A Subsidiary’s commodity-linked investments (including commodity-linked futures contracts, swaps and options), swaps and other investments are expected to produce leveraged exposure to the performance of the commodities markets. A Subsidiary also invests in investment-grade fixed income and other securities that may serve as collateral for its commodity-linked positions and may hold cash or cash equivalents, and may invest directly in commodities.

Each Subsidiary is overseen by its own board of directors and is not registered under the 1940 Act. A Fund, as the sole shareholder of the applicable Subsidiary, does not have all of the protections offered by the 1940 Act to shareholders of investment companies registered under the 1940 Act. However, each Subsidiary is wholly owned and controlled by the applicable Fund and the Fund’s Board of Trustees oversees the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Investment Manager and the Fund’s subadvisers are responsible for the applicable Subsidiary’s day-to-day business pursuant to their separate agreements with, or in respect of, the Subsidiary.

The Subsidiary has entered into separate contracts for the provision of advisory, administrative and custody services with the same service providers who provide those services to the Fund. Each Subsidiary will bear the fees and expenses incurred in connection with the services that it receives pursuant to those contracts.

The financial information of each Subsidiary will be consolidated into the applicable Fund’s financial statements, as contained within the Fund’s annual and semi-annual reports provided to shareholders.

As described below under TAXATION— Qualification as a Regulated Investment Company, in order to qualify for the special tax treatment accorded to RICs under the Code, VP AQR Managed Futures Strategy Fund and VP GS Commodity Strategy Fund must satisfy a 90% gross income requirement and an asset diversification requirement. These requirements are not applicable to its Subsidiary. Income recognized by these Funds in respect of its Subsidiary is expected to be qualifying income for purposes of the 90% gross income requirement because the Subsidiary is expected to be a controlled foreign corporation. For purposes of the asset diversification requirement, each Subsidiary will be treated as an issuer and each of these Funds will limit its investment in its Subsidiary to 25% or less of its total assets as of the end of every quarter of its taxable year in order to satisfy the asset diversification requirement, which applies to the Fund’s interest in its Subsidiary but not to the Subsidiary’s investments.

Changes in U.S. laws and/or the laws of the Cayman Islands could prevent a Fund and/or a Subsidiary from operating as described in the Fund’s prospectus and this SAI, and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiaries, including any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax. If Cayman Islands laws were changed to require the Subsidiaries to pay Cayman Islands taxes, the investment returns of the Funds would likely decrease.

By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by a Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Funds.

7.	Disclosure of Portfolio Information. The first sentence of the first paragraph following the bulleted paragraphs under ABOUT THE FUNDS’ INVESTMENTS –Disclosure of Portfolio Information—Public Disclosures is deleted and replaced with the following sentence:

Portfolio holdings of VP AQR Managed Futures Strategy Fund, VP Eaton Vance Global Macro Advantage Fund and VP GS Commodity Strategy Fund and Funds owned solely by affiliates of the Investment Manager are not disclosed on the website.

8.	Advisory Fee Rates. The fifth table under INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services – Advisory Fee Rates Paid by the Funds is deleted and replaced with the following:

Fund	First $500 million	Next $500 million	Next $2 billion	Next $3 billion	Over $6 billion
VP AQR Managed Futures Strategy Fund	1.02%	0.975%	0.950%	0.930%	0.900%
VP Eaton Vance Global Macro Advantage Fund	1.02%	0.975%	0.950%	0.930%	0.900%
VP GS Commodity Strategy Fund	0.550%	0.505%	0.480%	0.460%	0.440%

9.	The Subadvisers and Investment Subadvisory Services. The following section is added as a new section under INVESTMENT ADVISORY AND OTHER SERVICES – The Subadvisers and Investment Subadvisory Services:

GSAM

GSAM manages VP GS Commodity Strategy Fund (for purposes of this section, the Fund). GSAM, which is located at 200 West Street, New York, New York 10282, is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. Founded in 1869, The Goldman Sachs Group, Inc. is a financial holding company and a leading global investment banking, securities and investment management firm.

The Investment Manager will pay GSAM a subadvisory fee based on the Fund’s average daily net assets at the following rates:

Fund	First $200 million	Next $800 million	Over $1 billion
VP GS Commodity Strategy Fund	0.250%	0.230%	0.200%

GSAM Portfolio Managers. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the GSAM managers responsible for the Fund are:

Portfolio Manager	Fund
Sam Finkelstein	VP GS Commodity Strategy Fund
Steve Lucas	VP GS Commodity Strategy Fund
Michael Johnson	VP GS Commodity Strategy Fund
John Calvaruso	VP GS Commodity Strategy Fund

Other Accounts Managed. The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the GSAM portfolio managers managed, as of August 31, 2012:

		Other Accounts Managed (excluding the Fund)			Dollar Range of Equity Securities in the Fund Beneficially Owned

Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts
VP GS Commodity Strategy Fund	Sam Finkelstein	56 RICs 234 PIVs 2840 other accounts	$154.0 billion $67.7 billion $237.3 billion	100 other accounts ($5.9 billion)	None
VP GS Commodity Strategy Fund	Steve Lucas	56 RICs 234 PIVs 2840 other accounts	$154.0 billion $67.7 billion $237.3 billion	100 other accounts ($5.9 billion)	None
VP GS Commodity Strategy Fund	Michael Johnson	13 RICs 31 PIVs 30 other accounts	$1.4 billion $3.9 billion $4.5 billion	11 other accounts ($2.4 billion)	None
VP GS Commodity Strategy Fund	John Calvaruso, CFA	13 RICs 31 PIVs 30 other accounts	$1.4 billion $3.9 billion $4.5 billion	11 other accounts ($2.4 billion)	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

Portfolio Manager Compensation. Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his contribution to overall team performance; the performance of the GSAM and its affiliates; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

GSAM Portfolio Manager Conflicts of Interest. The involvement of GSAM and its affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs & Co. may present conflicts of interest with respect to one or more funds for which GSAM is a sub-adviser or adviser, including VP GS Commodity Strategy Fund (a GS fund and together the GS funds) or limit the GS funds’ investment activities. Goldman Sachs & Co. is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs & Co. purchases, sells and holds a broad array of investments, actively trades securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equity and other markets in which certain funds directly and indirectly invest. Thus, it is likely that such funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs & Co. performs or seeks to perform investment banking or other services. The fees earned by GSAM in its capacity as adviser or subadviser are generally based on asset levels, the fees are not directly contingent on GS fund performance, and GSAM would still receive significant compensation from the GS funds even if shareholders lose money. GSAM and its affiliates engage in proprietary trading and advise accounts and GS funds that have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. GSAM and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the GS funds. The results of the Fund’s investment activities, therefore, may differ from those of GSAM, its affiliates, and other accounts managed by GSAM and its affiliates, and it is possible that the Fund could sustain losses during periods in which GSAM, and its affiliates and other GS funds and accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the GS funds may enter into transactions in which GSAM and its affiliates or their other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that GSAM, its affiliates or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by GSAM, its affiliates or GSAM-advised clients may, individually or in the aggregate, adversely impact the GS funds. Transactions by one or more GSAM-advised clients, other GS funds or GSAM and its affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to GSAM and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs & Co. also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. GSAM, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the GS funds, and may also perform or seek to perform investment banking and financial services for those issuers. GSAM and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend the GS fund or who engage in transactions with or for the GS funds. The GS funds may make brokerage and other payments to GSAM and its affiliates in connection with the GS funds’ portfolio investment transactions, in accordance with applicable law.

10.	Administration Fee Rate. The following table is added under INVESTMENT ADVISORY AND OTHER SERVICES – The Administrator – Administration Fee Rate and Fees Paid:

Fund	First $500 million	Next $500 million	Next $2 billion	Next $3 billion	Over $6 billion
VP GS Commodity Strategy Fund	0.080%	0.075%	0.070%	0.060%	0.050%

11.	Expense Limitations. The following row is added to the third table under INVESTMENT ADVISORY AND OTHER SERVICES – Expense Limitations:

Fund	Expiration Date	Expenses as a Percent of Average Daily Net Assets of the Applicable Share Class on an Annualized Basis
		Class 1	Class 2
VP GS Commodity Strategy Fund	4/30/14	0.94%	1.19%

12.	Number of Funds in the Columbia Fund Complex. The fourth column in the table under Fund Governance – The Board – Independent Trustee Biographical Information entitled “Number of Funds in the Columbia Funds Complex Overseen” is revised to indicate that each Trustee oversees 52 Funds in the Columbia Funds Complex.

13.	Trustee Fund Ownership. The following is added as the second paragraph under FUND GOVERNANCE – The Board – Beneficial Equity Ownership:

None of the Trustees owned shares of VP GS Commodity Strategy Fund as of December 31, 2011.

14.	Share Classes. The following row is added to the table under CAPITAL STOCK AND OTHER SECURITIES – Description of the Trust’s Shares – Share Classes Offered by the Funds:

Fund	Class 1 Shares	Class 2 Shares
VP GS Commodity Strategy Fund	Ö	Ö

15.	Taxation.

A.	The first paragraph under TAXATION – Taxation-Funds Intending to Qualify as Regulated Investment Companies is deleted and replaced with the following paragraph:

The following sections apply only to the following Funds and their shareholders: VP Asset Allocation Fund, VP Money Market Fund, VP Select Large Cap Growth Fund, VP Small Cap Value Fund, VP Small Company Growth Fund, VP Strategic Income Fund, VP AQR Managed Futures Strategy Fund and VP GS Commodity Strategy Fund:

B.	The following sentence is added to the end of the first paragraph under TAXATION – Taxation-Funds Intending to Qualify as Regulated Investment Companies—Capital Loss Carryforwards:

VP GS Commodity Strategy Fund has no capital loss carryforwards.

C.	The fifteenth paragraph under TAXATION – Taxation-Funds Intending to Qualify as Regulated Investment Companies—Taxation of Fund Investments is deleted and replaced with the following paragraph:

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. The wholly-owned subsidiaries of VP AQR Managed Futures Strategy Fund and VP GS Commodity Strategy Fund (for purposes of this paragraph, a Fund) are expected to be a CFC in which the respective Fund will be a U.S. Shareholder. As a U.S. Shareholder, each Fund is required to include in gross income for U.S. federal income tax purposes all of the “subpart F income” of a CFC in which the Fund invests, whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in a CFC and recognizes subpart F income in excess of actual cash distributions from the CFC, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

D.	The fourth paragraph under TAXATION – Taxation-Funds Intending to Qualify as Regulated Investment Companies—Special Tax Considerations for Separate Accounts of Participating Insurance Companies (All Funds) is deleted and replaced with the following paragraph:

As indicated above, the Trust intends that each of the VP Asset Allocation Fund, VP GS Commodity Strategy Fund, VP Money Market Fund, VP Select Large Cap Growth Fund, VP Small Cap Value Fund, VP Small Company Growth Fund, VP Strategic Income Fund and VP AQR Managed Futures Strategy Fund will qualify as a regulated investment company or, in the case of VP Contrarian Core and VP Eaton Vance Global Macro Advantage Fund, as a partnership that is not a “publicly traded partnership,” under the Code. The Trust also intends to cause each Fund to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable

Treasury Regulations at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trust intends that each Fund will qualify for the “look-through rule” described above by limiting the investment in each Fund’s shares to Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors. Accordingly, the Trust intends that each Participating Insurance Company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the Contracts underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Shareholders should retain this Supplement for future reference.

C-6512-4 A (10/12)